SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Fair Value of Financial Instruments

Assets and liabilities measured at fair value on a recurring basis are as follows at March 31, 2015:

Fair Value of Financial Instruments

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-

Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$258,965	$-	$-	$258,965
Total liabilities measured at fair value	$258,965	$-	$-	$258,965

	Total	(Level 1)	(Level 2)	(Level 3)

Assets	$-	$-	$-	$-
Total assets measured at fair value	$-	$-	$-	$-

Liabilities

Derivative Liability	$268,403	$-	$-	$268,403
Total liabilities measured at fair value	$268,403	$-	$-	$268,403